Investment Strategy	Dec. 30, 2025
F/m Compoundr Ultrashort Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr Ultrashort Treasury Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr U.S. Ultra Short Treasury™ Index (NCPGV™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of U.S. Treasury bonds with remaining maturities of less than or equal to three (3) months (“Ultrashort”), without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in Ultrashort U.S. Treasury bonds.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in Underlying Funds including affiliated and unaffiliated ETFs, that invest primarily in Fund-eligible investments, to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on October 3, 2025 and is developed and owned by Compoundr LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two Ultrashort Treasury ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three (3) months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at the following website: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in, the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in Ultrashort U.S. Treasury bonds.
F/m Compoundr Intermediate Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr Intermediate Treasury Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr U.S. Intermediate-Term Treasury™ Index (NCPIT™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of U.S. Treasury bonds with remaining maturities of three (3) to ten (10) years (“Intermediate-Term”), without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest in Intermediate-Term U.S. Treasury bonds.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in Underlying Funds including affiliated and unaffiliated ETFs, that invest primarily in Fund-eligible investments, to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on October 3, 2025 and is developed and owned by Compoundr LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two Intermediate-Term Treasury ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three (3) months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at the following website: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in, the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest in Intermediate-Term U.S. Treasury bonds.
F/m Compoundr Long Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Compoundr Long Treasury Fund is a passively-managed exchange-traded fund (“ETF”) that seeks investment results, before fees and expenses, that correspond generally to the price and yield performance of the Nasdaq Compoundr U.S. Long-Term Treasury™ Index (NCPLT™) (the “Underlying Index”), which is designed to offer exposure consistent with the total return of U.S. Treasury bonds with remaining maturities of greater than twenty (20) years (“Long-Term”), without receiving and reinvesting dividend income, by investing in ETFs. The Fund is a “fund of funds,” meaning that it primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) rather than in securities of individual companies.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in Long-Term U.S. Treasury bonds.

The Fund seeks to avoid receiving and reinvesting dividend income by temporarily rotating into similar ETFs on the ex-dividend date of each Underlying Fund in order to avoid receiving a dividend distribution. To achieve the rotation, the Fund effects in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Adviser generally intends to use a replication methodology, meaning it will seek to invest in all of the Underlying Funds comprising the Underlying Index in proportion to their weightings in the Underlying Index. Under certain circumstances, the Adviser may use a representative sampling strategy, such as when it may not be possible or practicable to fully implement a replication strategy. In such case, the Fund would invest in a representative sampling of ETFs that collectively have an investment profile similar to the Underlying Index or in a representative sample of the component ETFs of the Underlying Index. To the extent the Fund uses a representative sampling strategy, it may not track the Underlying Index with the same degree of accuracy as an investment vehicle replicating the entire Underlying Index.

In seeking to track the Underlying Index, the Fund may invest in securities that are not included in the Underlying Index in order to gain exposure to the fixed income market, cash and cash equivalents and/or money market instruments, such as repurchase agreements and money market funds.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may invest in Underlying Funds including affiliated and unaffiliated ETFs, that invest primarily in Fund-eligible investments, to the extent permitted by applicable law and subject to certain restrictions.

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

The Underlying Index

The Underlying Index was incepted on October 3, 2025 and is developed and owned by Compoundr LLC (the “Index Provider”). The Index Provider has retained Nasdaq, Inc. (the “Index Calculator”) to calculate and maintain the Underlying Index. The Index Calculator may, from time-to-time, exercise reasonable discretion as it deems appropriate in order to maintain the integrity of the Underlying Index. The Underlying Index is an equal-weighted index consisting of one to two Long-Term Treasury ETFs (each a “Core Security” and together, the “Core Securities”) the majority of the time, but will temporarily rotate into similar ETFs (each a “Substitute Security” and together, the “Substitute Securities”) on the ex-dividend date of each Core Security in order to avoid receiving a dividend distribution. In composing the Underlying Index, the Index Provider selects Underlying Funds that are: (i) categorized as fixed income; (ii) listed on a U.S. exchange for at least three (3) months; and (iii) have a daily traded value of at least $1 Million (USD). In order to qualify as a Substitute Security, an ETF must not have an upcoming ex-dividend date that overlaps with the Core Security and must meet the same eligibility criteria as the Core Security.

The Underlying Index follows an ad-hoc rebalancing schedule based on the ex-dividend dates of each of the Core Securities. The scheduled rebalance dates will generally be known at the beginning of each year, but are subject to change. A two-day rebalance will take place around each Core Security’s ex-dividend date. On the day prior to the Core Security’s ex-dividend date, the Index Provider will select a Substitute Security to be held for the Core Security’s ex-date. On the following day, the Index Provider will return the Underlying Index to the applicable Core Security. The Underlying Index is reconstituted on the last trading day prior to each ad-hoc reconstitution.

Additional information regarding the Underlying Index, including its value, is available at the following website: https://indexes.nasdaqomx.com/docs/Methodology_CompoundrFamily.pdf.

The Fund is not sponsored, endorsed, sold or promoted by Compoundr LLC or any of its respective affiliates (collectively, “Compoundr”). Compoundr makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or in the ability of the Underlying Index to track general market performance. The Underlying Index is determined, composed and calculated by Compoundr without regard to the Adviser or the Fund. Compoundr has no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing, or calculating the Underlying Index. Compoundr is not responsible for, and has not participated in, the determination of the price of Shares of the Fund, or the timing of the issuance or sale of Shares of the Fund, or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered, or redeemed, as the case may be. Compoundr has no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Underlying Index will accurately track index performance or provide positive investment returns. Compoundr LLC is not an investment adviser. Inclusion of a security within the Underlying Index is not a recommendation by Compoundr to buy, sell, or hold such security, nor is it considered to be investment advice.

Compoundr does not guarantee the adequacy, accuracy, timeliness and/or the completeness of the Underlying Index or any data related thereto, or any communication, including, but not limited to, oral or written communications (including electronic communications), with respect thereto. Compoundr shall not be subject to any damages or liability for any errors, omissions, or delays therein. Compoundr makes no express or implied warranties, and expressly disclaims all warranties, of merchantability, or fitness for a particular purpose, or use, or as to results to be obtained by the Adviser, owners of the Fund, or any other person or entity from the use of the Underlying Index or with respect to any data related thereto. Without limiting any of the foregoing, in no event whatsoever shall Compoundr be liable for any indirect, special, incidental, punitive, or consequential damages, including, but not limited to, loss of profits, trading losses, lost time, or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. There are no third-party beneficiaries of any agreements or arrangements between Compoundr and the Adviser, other than the licensors of the Underlying Index. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Underlying Index to track general stock market performance. The Corporations' only relationship to the Adviser (“Licensee”) is in the licensing of the Nasdaq® mark and certain trade names of the Corporations and the use of the Underlying Index which is determined, composed and calculated by Nasdaq without regard to Licensee or the Fund. Nasdaq has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Underlying Index. The Corporations are not responsible for and have not participated in, the determination of the timing of, prices at, or quantities of the Shares of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Underlying Index or any data included therein. The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect, or consequential damages, even if notified of the possibility of such damages. THESE DISCLAIMERS ARE NOT STATEMENTS OF LAW.

Strategy Portfolio Concentration [Text]	Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in Underlying Funds that invest primarily in Long-Term U.S. Treasury bonds.